UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  10/31/15

Item 1. Schedule of Investments.

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2015 (unaudited)

Franklin Emerging Market Debt Opportunities Fund	Country/Organization	Warrants		Value
Warrants 2.1%
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	64,000		$7,808,000
[a]Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	925,920		6,458,292
Total Warrants (Cost $29,514,665)				14,266,292
		Principal Amount*
Quasi-Sovereign and Corporate Bonds 28.0%
Banks 5.0%
[b]Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18	Nigeria	12,100,000		10,005,187
[c]Halyk Savings Bank of Kazakhstan JSC, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	5,000,000		5,156,250
[c]International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	Azerbaijan	12,000,000		11,145,000
[b]National Savings Bank, senior note, 144A, 8.875%, 9/18/18	Sri Lanka	7,000,000		7,498,750
				33,805,187
Chemicals 0.6%
[b]Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,450,000		3,953,202
Commercial Services & Supplies 0.9%
[c]Red de Carreteras de Occidente Sapib de CV, secured bond, Reg S, 9.00%, 6/10/28	Mexico	99,000,000	MXN	5,997,551
Diversified Financial Services 1.4%
[d]Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	Kazakhstan	136,566		—
[d,e,f]Sphynx Capital Markets (National Investment Bank of Ghana), PTN, zero cpn., 2/05/09	Ghana	8,000,000		9,516,461
				9,516,461
Diversified Telecommunication Services 3.0%
[c]Empresa de Telecommunicaciones de Bogota SA, senior note, Reg S, 7.00%, 1/17/23	Colombia	26,200,000,000	COP	8,045,399
[b]MTN (Mauritius) Investments Ltd., 144A, 4.755%, 11/11/24	South Africa	7,500,000		6,980,325
[c]Oi SA, senior note, Reg S, 9.75%, 9/15/16	Brazil	22,900,000	BRL	5,171,980
				20,197,704
Food & Staples Retailing 1.6%
[c]Cencosud SA, senior note, Reg S, 4.875%, 1/20/23	Chile	4,409,000		4,366,343
[b]JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24	Brazil	5,900,000		6,091,750
				10,458,093
Industrial Conglomerates 1.1%
[b]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	7,000,000		7,192,500
Metals & Mining 2.2%
[b]Ferrexpo Finance PLC, senior note, 144A, 10.375%, 4/07/19	Ukraine	11,115,000		7,560,423
[c]Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18	India	7,500,000		7,045,312
				14,605,735
Municipal Bonds 3.3%
[c]Bogota Distrito Capital, senior note, Reg S, 9.75%, 7/26/28	Colombia	8,873,000,000	COP	3,432,598
Province de Neuquen, senior secured note,
[b] 144A, 7.875%, 4/26/21	Argentina	4,891,000		4,899,193
[c] Reg S, 7.875%, 4/26/21	Argentina	5,681,600		5,691,117
Province of Salta Argentina, senior secured note,
[b] 144A, 9.50%, 3/16/22	Argentina	3,441,600		3,406,874
[c] Reg S, 9.50%, 3/16/22	Argentina	4,828,947		4,780,223
				22,210,005
Oil, Gas & Consumable Fuels 3.9%
[b]Georgian Oil & Gas Corp., 144A, 6.875%, 5/16/17	Georgia	8,550,000		8,640,844
KazMunayGas National Co. JSC,
[b] senior bond, 144A, 4.875%, 5/07/25	Kazakhstan	8,000,000		7,090,000
[c] senior note, Reg S, 4.40%, 4/30/23	Kazakhstan	4,000,000		3,572,500
[c]State Oil Co., Government of Azerbaijan, senior note, Reg S, 4.75%, 3/13/23	Azerbaijan	7,800,000		6,841,380
				26,144,724
Paper & Forest Products 0.6%
[b]Masisa SA, senior note, 144A, 9.50%, 5/05/19	Chile	4,300,000		3,786,688

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2015 (unaudited) (continued)

Real Estate Management & Development 1.3%
[c]Agile Property Holdings Ltd., senior note, Reg S, 9.00%, 5/21/20	China	2,300,000		2,435,125
[c]Franshion Development Ltd., senior note, Reg S, 6.75%, 4/15/21	China	2,400,000		2,684,604
[c]Longfor Properties Co. Ltd., senior note, Reg S, 6.75%, 1/29/23	China	500,000		522,187
[c]Yuexiu Property Co. Ltd., senior note, Reg S, 4.50%, 1/24/23	China	3,200,000		3,005,200
				8,647,116
Road & Rail 0.4%
[b]Georgian Railway LLC, senior bond, 144A, 7.75%, 7/11/22	Georgia	2,900,000		3,046,175

Specialty Retail 0.7%
Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000	EUR	4,783,719

Textiles, Apparel & Luxury Goods 1.1%
[b]Golden Legacy Pte. Ltd., senior note, 144A, 9.00%, 4/24/19	Indonesia	7,600,000		7,300,750

Wireless Telecommunication Services 0.9%
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	6,900,000		6,235,875

Total Quasi-Sovereign and Corporate Bonds (Cost $197,662,813)				187,881,485
Loan Participations and Assignments 17.8%
[b]Alfa Bond Issuance PLC (Alfa Bank OJSC), 144A, 7.50%, 9/26/19	Russia	14,100,000		14,313,474
[b]Ardshininvestbank CJSC, senior note, 144A, 12.00%, 7/29/20	Republic of Armenia	6,200,000		6,126,375
[c,e]Credit Suisse First Boston International (City of Kyiv), secured bond, Reg S, 8.00%,
11/06/15	Ukraine	11,175,000		8,269,500
[g,h]Development Bank of South Africa Ltd. (Government of Angola),
Tranche 2, senior note, FRN, 6.693%, 12/20/23	Angola	11,900,000		11,014,018
Tranche 3B, senior note, FRN, 6.693%, 12/20/23	Angola	11,200,000		10,366,135
[g,h]Ethiopian Railway Corp. (Republic of Ethiopia), FRN,
4.084%, 8/02/21	Ethiopia	479,288		440,583
4.156%, 8/02/21	Ethiopia	320,423		294,547
4.161%, 8/02/21	Ethiopia	293,582		269,873
4.23%, 8/02/21	Ethiopia	7,591,035		6,978,016
[c]FBN Finance Co. BV (First Bank of Nigeria Ltd.), sub. note, Reg S, 8.00% to 7/23/19,
FRN thereafter, 7/23/21	Nigeria	6,700,000		5,175,750
[g,h]Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.688%, 1/01/28	Iraq	309,731,471	JPY	1,510,159
[g,h]Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.688%, 1/01/28	Iraq	542,048,836	JPY	2,642,870
[c]Mozambique EMATUM Finance 2020 BV (Republic of Mozambique), senior note, Reg
S, 6.305%, 9/11/20	Mozambique	13,832,000		12,365,255
[e,h]NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
RSHB Capital SA (Russian Agricultural Bank OJSC), senior sub. note,
[b] 144A, 6.00% to 6/03/16, FRN thereafter, 6/03/21	Russia	7,000,000		6,645,625
[c] Reg S, 6.00% to 6/03/16, FRN thereafter, 6/03/21	Russia	1,200,000		1,139,250
RZD Capital PLC (Russian Railways),
[c] senior bond, Reg S, 5.70%, 4/05/22	Russia	8,900,000		8,872,321
senior note, 2.177%, 2/26/18	Russia	5,800,000	CHF	5,751,464
[b]SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior note, 144A, 9.625%,
3/20/25	Ukraine	19,420,000		16,968,225
Total Loan Participations and Assignments (Cost $126,562,872)				119,143,440
Foreign Government and Agency Securities 38.8%
Banque Centrale de Tunisie,
[c] Reg S, 4.50%, 6/22/20	Tunisia	1,261,000	EUR	1,400,292
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,259,006
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	4,635,839
The Development and Investment Projects Fund of the Jordan Armed Forces and
Security Corps., senior note, 6.14%, 12/16/19	Jordan	1,980,000		1,985,722
[e]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	1,660,746
[b]Government of Armenia, 144A, 7.15%, 3/26/25	Republic of Armenia	6,965,000		6,931,986
[g]Government of Bosnia & Herzegovina,
FRN, 0.875%, 12/11/17	Bosnia & Herzegovina	1,650,000	DEM	853,134
[c] senior bond, B, Reg S, FRN, 0.875%, 12/11/21	Bosnia & Herzegovina	19,035,250	DEM	9,100,020

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2015 (unaudited) (continued)

[b]Government of the Dominican Republic, 144A, 12.50%, 2/09/18	Dominican Republic	149,000,000		DOP	3,475,950
[c]Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	16,400,000			14,893,824
[b]Government of Gabon, 144A, 6.95%, 6/16/25	Gabon	8,700,000			7,643,342
Government of Georgia,
[b] 144A, 6.875%, 4/12/21	Georgia	2,900,000			3,111,062
[c] Reg S, 6.875%, 4/12/21	Georgia	200,000			214,556
Government of Ghana,
25.40%, 7/31/17	Ghana	13,300,000		GHS	3,519,493
23.00%, 8/21/17	Ghana	11,490,000		GHS	2,942,536
[c,e]Government of Grenada, Reg S, 8.00% to 9/15/17, 8.50% to 9/15/18, 9.00% thereafter,
9/15/25	Grenada	9,800,000			2,744,000
Government of Honduras,
[b] senior bond, 144A, 7.50%, 3/15/24	Honduras	3,200,000			3,399,760
[c] senior bond, Reg S, 7.50%, 3/15/24	Honduras	400,000			424,970
[b] senior note, 144A, 8.75%, 12/16/20	Honduras	1,200,000			1,346,412
[c]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	22,100,000			16,414,001
Government of Jamaica, senior bond, 7.875%, 7/28/45	Jamaica	3,700,000			3,749,562
[c]Government of Kenya, senior note, Reg S, 6.875%, 6/24/24	Kenya	3,500,000			3,267,163
Government of Macedonia, senior bond, 4.625%, 12/08/15	Macedonia	4,242,000		EUR	4,669,894
[c]Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000			8,853,442
Government of Nigeria, 16.39%, 1/27/22	Nigeria	489,700,000		NGN	2,786,665
[b]Government of Paraguay, 144A, 4.625%, 1/25/23	Paraguay	7,450,000			7,548,191
[c]Government of Rwanda, Reg S, 6.625%, 5/02/23	Rwanda	1,700,000			1,651,584
[c]Government of Seychelles, Reg S, 7.00% to 1/01/18, 8.00% thereafter, 1/01/26	Republic of Seychelles	10,500,000			9,919,350
Government of South Africa, 8.00%, 12/21/18	South Africa	249,500,000		ZAR	18,342,502
Government of Turkey,
8.20%, 11/16/16	Turkey	35,040,000		TRY	11,795,757
[g] FRN, 9.32%, 1/04/17	Turkey	1,940,000		TRY	669,714
Government of Uganda,
10.25%, 4/21/16	Uganda	3,000,000,000		UGX	807,885
16.75%, 2/23/17	Uganda	5,334,500,000		UGX	1,441,021
10.75%, 2/22/18	Uganda	2,200,000,000		UGX	513,678
[i]Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	552,267,004		UYU	14,250,235
Government of Venezuela,
[c] Reg S, 6.00%, 12/09/20	Venezuela	12,800,000			4,839,552
senior bond, 7.65%, 4/21/25	Venezuela	9,000,000			3,414,105
[c] senior bond, Reg S, 8.25%, 10/13/24	Venezuela	3,000,000			1,156,095
International Finance Corp., senior note,
7.75%, 12/03/16	Supranational[j]	705,000,000		INR	10,903,746
6.45%, 10/30/18	Supranational[j]	200,000,000		INR	3,041,057
[k]Kenya Infrastructure Bond, 11.00%, 9/15/25	Kenya	967,000,000		KES	8,113,514
[i]Mexican Udibonos, Index Linked, 4.00%, 11/15/40	Mexico	2,569,098	[l]	MXN	16,524,286
[m]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/24	Brazil	8,000	[n]	BRL	5,234,045
8/15/30	Brazil	29,200	[n]	BRL	18,398,356
Petroleum Co. of Trinidad and Tobago Ltd., senior bond,
[b] 144A, 6.00%, 5/08/22	Trinidad and Tobago	2,683,333			2,579,354
[c] Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,516,667			1,457,896
[c,g]Tanzania Government International Bond, Reg S, FRN, 6.538%, 3/09/20	United Republic of Tanzania	2,800,000			2,726,920
Total Foreign Government and Agency Securities (Cost $326,568,997)					259,612,220
		Shares/Units
Common Stocks (Cost $—) 0.0%
[d,o]Astana Finance JSC, GDR, 144A	Kazakhstan	193,625			—

Private Limited Partnership Fund (Cost $4,413,275) 0.1%
Diversified Financial Services 0.1%
[a,h,o,p]Global Distressed Alpha Fund III LP	Bermuda	4,238,136			589,419

Total Investments before Short Term Investments (Cost $684,722,622)					581,492,856
Short Term Investments 9.7%
		Principal Amount*
Foreign Government and Agency Securities 1.3%
[q]Uganda Treasury Bill, 5/26/16	Uganda	11,280,000,000		UGX	2,859,177

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2015 (unaudited) (continued)

[q]Zambia Treasury Bill, 1/11/16 - 5/02/16	Zambia	87,625,000	ZMW	6,446,130
Total Foreign Government and Agency Securities (Cost $13,158,103)				9,305,307
U.S. Government and Agency Securities (Cost $399,831) 0.1%
[q]U.S. Treasury Bill, 1/14/16 - 2/04/16	United States	400,000		399,911
Total Investments before Money Market Funds (Cost $698,280,556)				591,198,074
		Shares
Money Market Funds (Cost $55,738,339) 8.3%
[o,r]Institutional Fiduciary Trust Money Market Portfolio	United States	55,738,339		55,738,339
Total Investments (Cost $754,018,895) 96.5%				646,936,413
Other Assets, less Liabilities 3.5%				23,252,198
Net Assets 100.0%				$670,188,611

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a See Note 10 regarding investment in Alternative Strategies (FT) Ltd.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2015, the aggregate value of these securities was $173,778,292, representing 25.93% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2015, the aggregate value of these securities was $194,778,510, representing 29.06% of net assets.
d Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2015, the aggregate value of these securities was $9,516,461, representing 1.42% of net assets.
e Defaulted security or security for which income has been deemed uncollectible.
f Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
g The coupon rate shown represents the rate at period end.
h See Note 6 regarding restricted securities.
i Principal amount of security is adjusted for inflation.
j A supranational organization is an entity formed by two or more central governments through international treaties.
k A portion or all of the security purchased on a delayed delivery basis.
l Principal amount is stated in Unidad de Inversion Units.
m Redemption price at maturity is adjusted for inflation.
n Principal amount is stated in 1,000 Brazilian Real Units.
o Non-income producing.
p The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
q The security is traded on a discount basis with no stated coupon rate.
r See Note 9 regarding investments in affiliated management investment companies.

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2015 (unaudited) (continued)

At October 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Brazilian Real	DBAB	Sell	55,000,000	$13,754,814	12/02/15	$-	$(350,634)
Euro	CITI	Sell	9,000,000	10,083,904	12/15/15	183,406	-
Euro	MSCO	Sell	9,000,000	10,081,764	12/15/15	181,266	-
Euro	RBCCM	Sell	5,800,000	6,562,132	12/15/15	-	(181,811)
Euro	RBCCM	Sell	8,600,000	9,635,913	12/15/15	175,437	-
Japanese Yen	CITI	Sell	600,000,000	4,959,072	12/15/15	-	(16,758)
Japanese Yen	MSCO	Sell	500,000,000	4,132,549	12/15/15	-	(13,976)
Japanese Yen	RBCCM	Sell	500,000,000	4,132,925	12/15/15	-	(13,600)
Sw iss Franc	RBCCM	Sell	5,500,000	5,646,000	12/15/15	74,962	-
Totals Forw ard Exchange Contracts unrealized appreciation (depreciation)						$615,071	$(576,779)
Net unrealized appreciation (depreciation)						$38,292

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

CITI	Citibank N.A.
DBAB	Deutsche Bank AG
MSCO	Morgan Stanley
RBCCM	Royal Bank of Canada

Currency

BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
DEM	Deutsche Mark
DOP	Dominican Peso
EUR	Euro
GHS	Ghanaian Cedi
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
MXN	Mexican Peso
NGN	Nigerian Naira
TRY	Turkish Lira
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha
Selected Portfolio

FRN	Floating Rate Note
GDR	Global Depositary Receipt
PTN	Pass-through Note

Franklin Global Trust

Statement of Investments, October 31, 2015 (unaudited)

Franklin Global Listed Infrastructure Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 99.3%
Airport Services 15.2%
[a]Aena SA	Spain	7,135	$796,044
Aeroports de Paris (ADP)	France	5,810	730,279
Auckland International Airport Ltd.	New Zealand	88,075	313,591
Flughafen Zuerich AG	Switzerland	890	674,127
Fraport AG	Germany	1,570	99,575
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	7,717	702,787
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	1,172	181,355
Japan Airport Terminal Co. Ltd.	Japan	15,700	858,634
Sydney Airport	Australia	78,288	360,010
			4,716,402
Construction & Engineering 1.1%
[a]Ferrovial SA	Spain	13,955	352,191
Electric Utilities 19.5%
American Electric Power Co. Inc.	United States	3,700	209,605
Duke Energy Corp.	United States	3,020	215,839
Edison International	United States	10,600	641,512
Enel SpA	Italy	222,003	1,023,932
Exelon Corp.	United States	16,170	451,466
Iberdrola SA	Spain	151,012	1,078,453
ITC Holdings Corp.	United States	17,830	583,397
NextEra Energy Inc.	United States	10,330	1,060,478
Portland General Electric Co.	United States	5,560	206,165
SSE PLC	United Kingdom	10,740	250,778
Xcel Energy Inc.	United States	9,390	334,566
			6,056,191
Gas Utilities 2.5%
Atmos Energy Corp.	United States	6,700	422,100
Infraestructura Energetica Nova SAB de CV	Mexico	34,100	163,923
New Jersey Resources Corp.	United States	5,760	182,477
			768,500
Highways & Railtracks 18.0%
Abertis Infraestructuras SA	Spain	31,466	522,616
Atlantia SpA	Italy	61,342	1,699,164
Groupe Eurotunnel SE	France	93,100	1,304,266
Macquarie Atlas Roads Group	Australia	47,991	139,598
Qube Logistics Holdings Ltd.	Australia	96,047	156,812
Transurban Group	Australia	237,210	1,765,601
			5,588,057
Independent Power Producers & Energy Traders 0.3%
Empresa Nacional de Electricidad SA, ADR	Chile	2,679	101,213
Integrated Telecommunication Services 0.6%
[a]Cellnex Telecom SAU	Spain	380	6,591
[a,b]Cellnex Telecom SAU, 144A	Spain	10,290	178,484
			185,075
Marine Ports & Services 4.8%
China Merchants Holdings International Co. Ltd.	China	250,000	832,188
[c]COSCO Pacific Ltd.	China	232,000	274,873
DP World Ltd.	United Arab Emirates	12,315	248,886
Kamigumi Co. Ltd.	Japan	17,000	147,349
			1,503,296
Multi-Utilities 15.9%
Ameren Corp.	United States	6,940	303,139
Centrica PLC	United Kingdom	95,450	332,621
Dominion Resources Inc.	United States	12,470	890,732
Engie	France	16,780	294,283
National Grid PLC	United Kingdom	74,930	1,068,013

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)
PG&E Corp.	United States	7,740	413,316
Public Service Enterprise Group Inc.	United States	9,300	383,997
SCANA Corp.	United States	5,320	315,051
Sempra Energy	United States	6,320	647,231
Suez Environnement Co.	France	15,010	285,598
			4,933,981
Oil & Gas Storage & Transportation 17.9%
Altagas Ltd.	Canada	16,850	435,055
[a]Cheniere Energy Inc.	United States	11,830	585,822
Columbia Pipeline Group Inc.	United States	33,400	693,718
Enbridge Inc.	Canada	23,610	1,009,187
Golar LNG Ltd.	Bermuda	2,080	60,341
Inter Pipeline Ltd.	Canada	8,500	159,267
Kinder Morgan Inc.	United States	32,670	893,524
MarkWest Energy Partners LP	United States	4,960	216,653
Pembina Pipeline Corp.	Canada	12,500	314,233
TransCanada Corp.	Canada	2,300	77,397
Ultrapar Participacoes SA, ADR	Brazil	5,837	101,038
Veresen Inc.	Canada	35,100	305,486
The Williams Cos. Inc.	United States	18,410	726,090
			5,577,811
Renewable Electricity 2.0%
Boralex Inc., A	Canada	14,100	150,107
Pattern Energy Group Inc.	United States	19,970	467,098
			617,205
Water Utilities 1.5%
American Water Works Co. Inc.	United States	5,560	318,922
[a,c]Sound Global Ltd.	China	207,000	158,909
			477,831
Total Common Stocks and Other Equity Interests (Cost $30,530,012)			30,877,753

Other Assets, less Liabilities 0.7%			227,170
Net Assets 100.0%			$31,104,923

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2015, the value of this security was $178,484, representing 0.57% of net assets.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2015, the aggregate value of these securities was $433,782, representing 1.39% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Global Trust

Statement of Investments, October 31, 2015 (unaudited)

Franklin Global Real Estate Fund	Country	Shares/Units	Value
Common Stocks 99.1%
Diversified Real Estate Activities 9.2%
CapitaLand Ltd.	Singapore	735,624	$1,628,009
Mitsubishi Estate Co. Ltd.	Japan	194,854	4,209,350
Mitsui Fudosan Co. Ltd.	Japan	210,595	5,776,180
Sun Hung Kai Properties Ltd.	Hong Kong	164,727	2,210,345
Tokyo Tatemono Co. Ltd.	Japan	87,290	1,091,487
The Wharf Holdings Ltd.	Hong Kong	122,694	735,311
			15,650,682
Diversified REITs 8.9%
Activia Properties Inc.	Japan	2	8,518
[a]Activia Properties Inc., 144A	Japan	222	945,542
American Assets Trust Inc.	United States	30,343	1,279,261
British Land Co. PLC	United Kingdom	178,971	2,401,179
Canadian REIT	Canada	24,250	789,880
Duke Realty Corp.	United States	82,500	1,707,750
Hulic REIT Inc.	Japan	286	376,815
[a]Hulic REIT Inc., 144A	Japan	214	281,952
Kenedix Office Investment Corp.	Japan	258	1,186,526
Land Securities Group PLC	United Kingdom	153,505	3,167,934
Stockland	Australia	545,471	1,575,019
WP Carey Inc.	United States	21,218	1,344,585
			15,064,961
Health Care REITs 5.5%
HCP Inc.	United States	50,154	1,865,729
OMEGA Healthcare Investors Inc.	United States	33,000	1,139,160
Ventas Inc.	United States	53,209	2,858,388
Welltower Inc.	United States	52,058	3,377,002
			9,240,279
Homebuilding 0.3%
D.R. Horton Inc.	United States	18,310	539,046
Hotel & Resort REITs 2.7%
Hoshino Resorts REIT Inc.	Japan	60	644,846
Host Hotels & Resorts Inc.	United States	70,320	1,218,646
Pebblebrook Hotel Trust	United States	23,260	795,027
Summit Hotel Properties Inc.	United States	78,700	1,029,396
Sunstone Hotel Investors Inc.	United States	61,368	887,381
			4,575,296
Hotels, Resorts & Cruise Lines 0.9%
Hilton Worldwide Holdings Inc.	United States	29,930	747,951
Melia Hotels International SA	Spain	54,523	788,701
			1,536,652
Industrial REITs 5.0%
First Industrial Realty Trust Inc.	United States	55,100	1,194,568
Goodman Group	Australia	304,657	1,318,436
Mapletree Logistics Trust	Singapore	700,337	509,972
Nippon Prologis REIT Inc.	Japan	552	975,651
[b]PLA Administradora Industrial S de RL de CV	Mexico	197,100	362,931
[a,b]PLA Administradora Industrial S de RL de CV, 144A	Mexico	156,900	288,909
Prologis Inc.	United States	89,020	3,803,825
			8,454,292
Office REITs 13.0%
Alexandria Real Estate Equities Inc.	United States	24,084	2,161,298
Boston Properties Inc.	United States	26,632	3,351,637
Daiwa Office Investment Corp.	Japan	34	174,395
[a]Daiwa Office Investment Corp., 144A	Japan	95	487,281
Derwent London PLC	United Kingdom	35,868	2,144,925
Dexus Property Group	Australia	192,005	1,059,528
Great Portland Estates PLC	United Kingdom	148,873	2,040,962

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)
Highwoods Properties Inc.	United States	26,866	1,167,328
Japan Real Estate Investment Corp.	Japan	227	1,053,364
Kilroy Realty Corp.	United States	34,830	2,293,207
Paramount Group Inc.	United States	47,160	838,033
SL Green Realty Corp.	United States	20,159	2,391,261
Vornado Realty Trust	United States	27,625	2,777,694
			21,940,913
Real Estate Development 2.6%
Cheung Kong Property Holdings Ltd.	Hong Kong	212,500	1,496,971
China Overseas Land & Investment Ltd.	China	242,158	787,338
China Resources Land Ltd.	China	256,000	668,847
KWG Property Holdings Ltd.	China	745,500	538,639
Sino Land Co. Ltd.	Hong Kong	642,645	996,638
			4,488,433
Real Estate Operating Companies 8.5%
[b]ADO Properties SA	Germany	10,630	271,665
[a,b]ADO Properties SA, 144A	Germany	22,320	570,419
Brookfield Property Partners LP	United States	50,700	1,192,713
Castellum AB	Sweden	45,370	679,653
Deutsche Euroshop AG	Germany	19,997	964,293
[a]Deutsche Euroshop AG, 144A	Germany	2,730	131,646
Global Logistic Properties Ltd.	Singapore	464,710	743,138
Hemfosa Fastigheter AB	Sweden	38,340	416,173
[a]Hemfosa Fastigheter AB, 144A	Sweden	33,170	360,054
[b]Hispania Activos Inmobiliarios SAU	Spain	1,037	15,616
[a,b]Hispania Activos Inmobiliarios SAU, 144A	Spain	14,932	224,862
Hong Kong Land Holdings Ltd.	Hong Kong	400,259	3,005,945
Hufvudstaden AB, A	Sweden	76,816	1,087,791
Hysan Development Co. Ltd.	Hong Kong	243,624	1,081,285
Unite Group PLC	United Kingdom	81,373	834,017
[a]Unite Group PLC, 144A	United Kingdom	4,083	41,848
Vonovia SE	Germany	83,997	2,801,277
			14,422,395
Residential REITs 10.5%
Apartment Investment & Management Co., A	United States	28,197	1,105,040
AvalonBay Communities Inc.	United States	16,148	2,823,155
Camden Property Trust	United States	5,600	413,224
Equity Lifestyle Properties Inc.	United States	26,902	1,627,033
Equity Residential	United States	65,523	5,066,238
Essex Property Trust Inc.	United States	13,500	2,975,940
Invincible Investment Corp.	Japan	2,143	1,276,779
UDR Inc.	United States	73,097	2,518,923
			17,806,332
Retail REITs 25.4%
Brixmor Property Group Inc.	United States	35,300	904,386
Eurocommercial Properties NV, IDR	Netherlands	22,454	1,072,408
Federal Realty Investment Trust	United States	11,940	1,713,271
General Growth Properties Inc.	United States	82,616	2,391,733
Hammerson PLC	United Kingdom	198,343	1,945,756
Kenedix Retail REIT Corp.	Japan	12	23,517
[a]Kenedix Retail REIT Corp., 144A	Japan	161	315,516
Kimco Realty Corp.	United States	37,451	1,002,563
Klepierre	France	51,718	2,454,431
Link REIT	Hong Kong	390,466	2,340,081
The Macerich Co.	United States	21,493	1,821,317
Realty Income Corp.	United States	41,624	2,058,723
Regency Centers Corp.	United States	30,481	2,071,489
Scentre Group	Australia	776,937	2,293,217
Simon Property Group Inc.	United States	46,610	9,390,051
Smart Real Estate Investment Trust	Canada	36,000	855,157
Taubman Centers Inc.	United States	16,671	1,283,333
Unibail-Rodamco SE	France	18,616	5,199,574
Weingarten Realty Investors	United States	35,260	1,260,898

Franklin Global Trust
Statement of Investments, October 31, 2015 (unaudited) (continued)
Westfield Corp.	Australia	354,247	2,588,744
			42,986,165
Specialized REITs 6.6%
Coresite Realty Corp.	United States	19,531	1,073,228
CubeSmart	United States	61,947	1,723,367
CyrusOne Inc.	United States	21,900	772,632
Digital Realty Trust Inc.	United States	22,727	1,680,889
Extra Space Storage Inc.	United States	27,571	2,184,726
Public Storage	United States	16,388	3,760,390
			11,195,232
Total Common Stocks (Cost $123,713,693)			167,900,678

Short Term Investments (Cost $1,500,000) 0.9%
		Principal Amount*
Time Deposits 0.9%
Royal Bank of Canada, 0.03%, 11/02/15	United States	1,500,000	1,500,000
Total Investments (Cost $125,213,693) 100.0%			169,400,678
Other Assets, less Liabilities 0.0%†			28,335
Net Assets 100.0%			$169,429,013

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2015, the aggregate value of these securities was $3,648,029, representing 2.15% of net assets.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

Franklin Global Trust
Statement of Investments, October 31, 2015 (unaudited)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 96.7%
Aerospace & Defense 2.2%
MTU Aero Engines AG	Germany	104,000	$9,622,046
Auto Components 1.8%
Delphi Automotive PLC	United Kingdom	95,000	7,903,050
Banks 2.5%
[a,b]Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
KBC Groep NV	Belgium	185,000	11,265,701
			11,265,701
Biotechnology 5.1%
[a]Alkermes PLC	United States	182,000	13,089,440
CSL Ltd.	Australia	145,000	9,695,799
			22,785,239
Capital Markets 6.5%
Aberdeen Asset Management PLC	United Kingdom	800,000	4,274,811
Azimut Holding SpA	Italy	585,000	14,075,971
CI Financial Corp.	Canada	450,000	10,737,639
			29,088,421
Chemicals 5.3%
Symrise AG	Germany	170,000	11,193,154
Umicore SA	Belgium	290,000	12,320,384
			23,513,538
Diversified Consumer Services 2.9%
[a]TAL Education Group, ADR	China	330,000	12,688,500
Diversified Financial Services 2.2%
Deutsche Boerse AG	Germany	105,000	9,666,090
Electronic Equipment, Instruments & Components 1.9%
YASKAWA Electric Corp.	Japan	690,000	8,273,368
Energy Equipment & Services 2.6%
Amec Foster Wheeler PLC	United Kingdom	1,050,000	11,506,202
Health Care Equipment & Supplies 5.5%
Cochlear Ltd.	Australia	185,000	11,732,127
GN Store Nord AS	Denmark	700,000	12,761,787
			24,493,914
Hotels, Restaurants & Leisure 2.5%
Whitbread PLC	United Kingdom	145,000	11,098,079
Household Products 2.6%
Reckitt Benckiser Group PLC	United Kingdom	118,000	11,537,674
Internet & Catalog Retail 2.0%
Start Today Co. Ltd.	Japan	270,000	9,117,087
Internet Software & Services 1.9%
MercadoLibre Inc.	Argentina	85,000	8,361,450
IT Services 1.2%
[a]Worldpay Group PLC	United Kingdom	1,211,000	5,207,406
Machinery 4.8%
GEA Group AG	Germany	280,000	11,223,053

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2015 (unaudited) (continued)
Weir Group PLC	United Kingdom	620,000	10,195,985
			21,419,038
Media 2.4%
ITV PLC	United Kingdom	2,800,000	10,892,322
Multiline Retail 2.3%
Dollarama Inc.	Canada	150,000	10,133,073
Pharmaceuticals 7.8%
Hikma Pharmaceuticals PLC	Jordan	280,000	9,338,742
Roche Holding AG	Switzerland	53,000	14,380,240
Santen Pharmaceutical Co. Ltd.	Japan	800,000	10,944,647
			34,663,629
Professional Services 6.6%
Experian PLC	United Kingdom	780,000	13,320,099
SGS SA	Switzerland	8,500	16,194,570
			29,514,669
Road & Rail 2.9%
DSV AS	Denmark	320,000	12,969,595
Semiconductors & Semiconductor Equipment 2.8%
ARM Holdings PLC	United Kingdom	780,000	12,322,294
Software 8.9%
[a]Check Point Software Technologies Ltd.	Israel	185,000	15,713,900
Dassault Systemes SA	France	140,000	11,055,314
The Sage Group PLC	United Kingdom	1,500,000	12,599,719
			39,368,933
Textiles, Apparel & Luxury Goods 5.0%
Burberry Group PLC	United Kingdom	520,000	10,643,256
Luxottica Group SpA	Italy	165,000	11,562,211
			22,205,467
Trading Companies & Distributors 4.5%
Noble Group Ltd.	Hong Kong	21,500,000	7,751,205
Wolseley PLC	United Kingdom	205,000	12,060,050
			19,811,255
Total Common Stocks (Cost $410,094,651)			429,428,040
Short Term Investments (Cost $13,414,291) 3.0%
Money Market Funds 3.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	13,414,291	13,414,291
Total Investments (Cost $423,508,942) 99.7%			442,842,331
Other Assets, less Liabilities 0.3%			1,305,227
Net Assets 100.0%			$444,147,558

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Global Trust
Statement of Investments, October 31, 2015 (unaudited)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 96.0%
Air Freight & Logistics 0.6%
Panalpina Welttransport Holding AG	Switzerland	99,800	$11,404,561
Beverages 2.5%
C&C Group PLC	Ireland	11,927,630	47,592,391
Building Products 2.4%
Uponor OYJ	Finland	3,500,448	46,672,512
Capital Markets 6.1%
ARA Asset Management Ltd.	Singapore	39,605,612	39,867,152
[a]BHF Kleinwort Benson Group	Belgium	6,611,971	37,792,970
[a]Fairfax India Holdings Corp.	Canada	3,810,600	40,011,300
			117,671,422
Commercial Services & Supplies 3.9%
Elis SA	France	982,100	16,635,471
ISS A/S	Denmark	997,200	35,081,523
[a]Serco Group PLC	United Kingdom	16,610,256	23,987,722
			75,704,716
Construction & Engineering 1.1%
Morgan Sindall PLC	United Kingdom	1,839,400	21,120,566
Distributors 2.1%
[b]Headlam Group PLC	United Kingdom	4,886,688	40,745,999
Diversified Consumer Services 3.9%
New Oriental Education & Technology Group Inc., ADR	China	2,718,060	74,773,831
Diversified Financial Services 4.3%
Kennedy Wilson Europe Real Estate PLC	United Kingdom	1,375,800	25,360,603
[c]Kennedy Wilson Europe Real Estate PLC, 144A	United Kingdom	3,118,600	57,486,246
			82,846,849
Electrical Equipment 3.2%
Prysmian SpA	Italy	2,864,029	61,860,968
Energy Equipment & Services 1.4%
Amec Foster Wheeler PLC	United Kingdom	2,484,992	27,231,257
Food & Staples Retailing 3.1%
Sligro Food Group NV	Netherlands	1,628,055	59,860,720
Hotels, Restaurants & Leisure 2.3%
[a]Dalata Hotel Group PLC	Ireland	7,616,999	37,844,178
[a,c]Dalata Hotel Group PLC, 144A	Ireland	1,132,759	5,627,982
			43,472,160
Insurance 15.0%
[a]Arch Capital Group Ltd.	United States	931,117	69,731,352
Euler Hermes Group	France	491,241	46,032,624
Fairfax Financial Holdings Ltd.	Canada	170,700	84,063,435
RenaissanceRe Holdings Ltd.	United States	806,300	88,394,669
			288,222,080
IT Services 4.6%
[a]Optimal Payments PLC	United Kingdom	18,843,266	88,288,239
Leisure Products 3.0%
Beneteau	France	2,454,200	37,268,128

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2015 (unaudited) (continued)
Sankyo Co. Ltd.	Japan	550,200	21,336,891
			58,605,019
Machinery 7.8%
Valmet Corp.	Finland	3,932,780	41,456,726
Vesuvius PLC	United Kingdom	13,313,230	73,314,444
Zardoya Otis SA	Spain	2,796,035	34,422,101
			149,193,271
Marine 3.2%
Clarkson PLC	United Kingdom	1,136,972	42,582,302
[a]Diana Shipping Inc.	Greece	3,048,400	19,235,404
			61,817,706
Media 1.7%
ASATSU-DK Inc.	Japan	1,329,300	32,857,987
Metals & Mining 1.4%
Straits Trading Co. Ltd.	Singapore	16,016,200	27,327,302
Personal Products 1.3%
[b]Aderans Co. Ltd.	Japan	3,568,500	25,075,307
Professional Services 4.7%
Michael Page International PLC	United Kingdom	8,831,770	67,352,006
SThree PLC	United Kingdom	4,198,260	23,294,046
			90,646,052
Real Estate Investment Trusts (REITs) 8.0%
[b]Green REIT PLC	Ireland	38,429,481	66,530,658
[b]Irish Residential Properties REIT PLC	Ireland	11,125,000	13,696,033
[b,c]Irish Residential Properties REIT PLC, 144A	Ireland	20,000,000	24,622,081
[b]Lar Espana Real Estate Socimi SA	Spain	4,593,500	48,472,084
			153,320,856
Real Estate Management & Development 1.8%
Countrywide PLC	United Kingdom	4,786,400	34,303,232
Specialty Retail 2.4%
[a,b]Carpetright PLC	United Kingdom	6,064,925	46,270,451
Trading Companies & Distributors 4.2%
Grafton Group PLC	United Kingdom	7,821,732	81,252,348

Total Common Stocks (Cost $1,698,801,728)			1,848,137,802
Short Term Investments 2.6%
		Principal Amount*
Time Deposits 2.6%
Royal Bank of Canada, 0.03%, 11/02/15	United States	25,000,000	25,000,000
Bank of Montreal, 0.02%, 11/02/15	United States	25,000,000	25,000,000
Total Time Deposits (Cost $50,000,000)			50,000,000
Total Investments (Cost $1,748,801,728) 98.6%			1,898,137,802
Other Assets, less Liabilities 1.4%			27,718,507
Net Assets 100.0%			$1,925,856,309

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding holdings of 5% voting securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2015, the aggregate value of these securities was $87,736,309, representing 4.62% of net assets.

Franklin Global Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Franklin Global Trust
Statement of Investments, October 31, 2015 (unaudited)

Franklin Large Cap Equity Fund	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.6%
United Technologies Corp.	35,000	$3,444,351
Banks 6.6%
Bank of America Corp.	130,000	2,181,400
JPMorgan Chase & Co.	65,000	4,176,250
[a]Signature Bank	23,000	3,425,160
U.S. Bancorp	100,000	4,218,000
		14,000,810
Beverages 2.3%
PepsiCo Inc.	47,000	4,802,930
Biotechnology 8.0%
AbbVie Inc.	60,000	3,573,000
[a]Celgene Corp.	42,000	5,153,820
Gilead Sciences Inc.	50,000	5,406,500
[a]Regeneron Pharmaceuticals Inc.	5,000	2,786,950
		16,920,270
Capital Markets 4.6%
BlackRock Inc.	17,000	5,983,490
Morgan Stanley	110,000	3,626,700
		9,610,190
Chemicals 4.2%
The Dow Chemical Co.	90,000	4,650,300
Ecolab Inc.	20,000	2,407,000
Praxair Inc.	17,000	1,888,530
		8,945,830
Consumer Finance 1.6%
Discover Financial Services	60,000	3,373,200
Electrical Equipment 1.6%
AMETEK Inc.	60,000	3,289,200
Energy Equipment & Services 0.9%
Schlumberger Ltd.	23,700	1,852,392
Food & Staples Retailing 4.4%
Costco Wholesale Corp.	28,000	4,427,360
CVS Health Corp.	50,000	4,939,000
		9,366,360
Food Products 2.1%
Mondelez International Inc., A	96,000	4,431,360
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	99,000	4,435,200
Health Care Providers & Services 2.6%
McKesson Corp.	31,000	5,542,800
Health Care Technology 2.1%
[a]Cerner Corp.	68,000	4,507,720
Hotels, Restaurants & Leisure 2.9%
[a]Chipotle Mexican Grill Inc.	2,000	1,280,460
Starbucks Corp.	78,000	4,880,460
		6,160,920
Industrial Conglomerates 2.2%
Danaher Corp.	50,000	4,665,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)
Insurance 4.4%
ACE Ltd.	35,000	3,973,900
MetLife Inc.	105,000	5,289,900
		9,263,800
Internet Software & Services 4.1%
[a]Alphabet Inc., C	8,021	5,701,407
[a]Facebook Inc., A	30,000	3,059,100
		8,760,507
IT Services 2.2%
MasterCard Inc., A	47,000	4,652,530
Leisure Products 1.6%
Polaris Industries Inc.	30,000	3,370,200
Life Sciences Tools & Services 1.2%
[a]Quintiles Transnational Holdings Inc.	40,000	2,546,000
Machinery 0.8%
Cummins Inc.	17,000	1,759,670
Media 3.6%
Comcast Corp., A	55,000	3,444,100
The Walt Disney Co.	37,000	4,208,380
		7,652,480
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	43,000	2,875,840
Cabot Oil & Gas Corp., A	100,000	2,171,000
Chevron Corp.	10,000	908,800
EOG Resources Inc.	45,000	3,863,250
Royal Dutch Shell PLC, A, ADR (United Kingdom)	65,000	3,409,900
		13,228,790
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	25,000	2,555,750
Road & Rail 1.3%
Union Pacific Corp.	30,000	2,680,500
Semiconductors & Semiconductor Equipment 3.3%
Avago Technologies Ltd. (Singapore)	20,000	2,462,600
Lam Research Corp.	30,000	2,297,700
Microchip Technology Inc.	45,000	2,173,050
		6,933,350
Software 7.7%
[a]Fortinet Inc.	67,000	2,302,120
Microsoft Corp.	65,000	3,421,600
Oracle Corp.	70,000	2,718,800
[a]Red Hat Inc.	40,000	3,164,400
[a]Salesforce.com Inc.	61,000	4,740,310
		16,347,230
Specialty Retail 3.5%
Lowe's Cos. Inc.	60,000	4,429,800
The TJX Cos. Inc.	40,000	2,927,600
		7,357,400
Technology Hardware, Storage & Peripherals 4.0%
Apple Inc.	70,000	8,365,000
Textiles, Apparel & Luxury Goods 3.8%
NIKE Inc., B	40,000	5,241,200
VF Corp.	40,000	2,700,800
		7,942,000
Total Common Stocks (Cost $165,338,726)		208,764,240

Franklin Global Trust

Statement of Investments, October 31, 2015 (unaudited) (continued)

Short Term Investments (Cost $5,603,379) 2.6%
Money Market Funds 2.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	5,603,379	5,603,379
Total Investments (Cost $170,942,106) 101.4%		214,367,619
Other Assets, less Liabilities (1.4)%		(2,974,617)
Net Assets 100.0%		$211,393,002

a Non-income producing.
b See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Global Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following funds have invested in derivatives during the period.

Franklin Emerging Market Debt Opportunities Fund - Forwards

4. INCOME TAXES

At October 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Emerging Market	Franklin Global			Franklin
	Debt	Listed		Franklin	International	Franklin
	Opportunities	Infrastructure	Franklin Global	International	Small Cap	Large Cap Equity
	Fund	Fund	Real Estate Fund	Grow th Fund	Grow th Fund	Fund

Cost of investments	$746,896,578	$30,927,964	$131,530,164	$425,947,921	$1,762,127,216	$170,947,433

Unrealized appreciation	$39,785,503	$2,312,601	$46,379,309	$51,546,162	$266,585,189	$47,963,556
Unrealized depreciation	(139,745,668)	(2,362,812)	(8,508,795)	(34,651,752)	(130,574,603)	(4,543,371)
Net unrealized appreciation (depreciation)	$(99,960,165)	$(50,211)	$37,870,514	$16,894,410	$136,010,586	$43,420,185

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At October 31, 2015, Franklin Emerging Market Debt Opportunities Fund had 5.5% of its net assets invested in Russia.

Certain or all Funds invest a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

6. RESTRICTED SECURITIES

At October 31, 2015, Franklin Emerging Market Debt Opportunities held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amounta/			Acquisition
Units		Issuer	Dates	Cost	Value
11,900,000		Development Bank of South Africa Ltd. (Government of Angola),
		Tranche 2, senior note, FRN, 6.693%, 12/20/23
			12/16/13	$11,900,000	$11,014,018
11,200,000		Development Bank of South Africa Ltd. (Government of Angola),
		Tranche 3B, senior note, FRN, 6.693%, 12/20/23
			6/06/14	11,200,000	10,366,135
479,288		Ethiopian Railw ay Corp. (Republic of Ethiopia), FRN, 4.084%,
		8/02/21	10/28/15	436,152	440,583
320,423		Ethiopian Railw ay Corp. (Republic of Ethiopia), FRN, 4.156%,
		8/02/21	9/28/15	291,585	294,547
293,582		Ethiopian Railw ay Corp. (Republic of Ethiopia), FRN, 4.161%,
		8/02/21	9/21/15	267,160	269,873
7,591,035		Ethiopian Railw ay Corp. (Republic of Ethiopia), FRN, 4.23%,
		8/02/21	8/04/14 - 6/26/15	6,869,544	6,978,016
4,238,136		Global Distressed Alpha Fund III LP	10/11/12 - 8/11/15	4,413,275	589,419
309,731,471	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.688%, 1/01/28	10/16/07 - 1/06/11	1,769,891	1,510,159
542,048,836	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.688%, 1/01/2	7/19/07 - 1/06/11	2,988,244	2,642,870
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	-
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	-
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	-
		Total Restricted Securities (Value is 5.09% of Net Assets)		$43,271,607	$34,105,620
[a]In U.S. dollars unless otherw ise indicated.

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At October 31, 2015, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Emerging Market Debt Opportunities Fund
Ethiopian Railw ay Corp. (Republic of Ethiopia)	$615,672
Global Distressed Alpha Fund III LP	186,725
$802,397

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Franklin International Small Cap Growth Fund for the three months ended October 31, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Aderans Co. Ltd.	3,568,500	-	-	3,568,500	$25,075,307	$-	$-
Carpetright PLC	6,064,925	-	-	6,064,925	46,270,451	-	-
Green REIT PLC	38,429,481	-	-	38,429,481	66,530,658	614,872	-
Headlam Group PLC	4,886,688	-	-	4,886,688	40,745,999	-	-
Irish Residential Properties REIT PLC	11,125,000	-	-	11,125,000	13,696,033	22,240	-
Irish Residential Properties REIT PLC, 144A	20,000,000	-	-	20,000,000	24,622,081	39,981	-
Lar Espana Real Estate Socimi SA	4,593,500	-	-	4,593,500	48,472,084	-	-
Total Affiliated Securities (Value is 13.78% of Net Assets)					$265,412,613	$677,093	$-

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by the affiliate. Prior to August 1, 2013, the waiver was accounted for as a reduction to management fees.

							% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	71,325,819	23,956,150	(39,543,630)	55,738,339	$55,738,339	$ -	$-	0.25%

Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	12,645,481	25,655,627	(24,886,817)	13,414,291	$13,414,291	$ -	$-	0.06%

Franklin Large Cap Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	3,386,115	26,311,650	(24,094,386)	5,603,379	$5,603,379	$ -	$-	0.03%

10. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2015, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At October 31, 2015, the net assets of the FT Subsidiary were $18,418,750, representing 2.75% of the Fund's consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$-	$6,458,292	$7,808,000		$14,266,292
Quasi-Sovereign and Corporate Bonds	-	178,365,024	9,516,461	a	187,881,485
Loan Participations and Assignments	-	85,627,239	33,516,201	a	119,143,440
Foreign Government and Agency Securities	-	259,612,220	-		259,612,220
Common Stocks	-	-	-	a	-
Private Limited Partnership Fund	-	-	589,419		589,419
Short Term Investments	56,138,250	9,305,307	-		65,443,557
Total Investments in Securities	$56,138,250	$539,368,082	$51,430,081		$646,936,413

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$615,071	$-		$615,071

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$576,779	$-		$576,779
Unfunded Loan Commitments	-	-	155,078		155,078
	$-	$576,779	$155,078		$731,857
Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Marine Ports & Services	$1,228,423	$-	$274,873		$1,503,296
Water Utilities	318,922	-	158,909		477,831
All Other Equity Investments[c]	28,896,626	-	-		28,896,626
Total Investments in Securities	$30,443,971	$-	$433,782		$30,877,753

Franklin Global Real Estate Fund
Assets:
Investments in Securities:
Equity Investments[c]	$167,900,678	$-	$-		$167,900,678
Short Term Investments	-	1,500,000	-		1,500,000
Total Investments in Securities	$167,900,678	$1,500,000	$-		$169,400,678

Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[b]	$429,428,040	$-	$-	a $	429,428,040
Short Term Investments	13,414,291	-	-		13,414,291
Total Investments in Securities	$442,842,331	$-	$-		$442,842,331

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities
Equity Investments:[b]	$1,848,137,802	$-	$	- $	1,848,137,802
Short Term Investments	-	50,000,000		-	50,000,000
Total Investments in Securities	$1,848,137,802	$50,000,000	$	- $	1,898,137,802

Franklin Large Cap Equity Fund
Assets:
Investments in Securities
Equity Investments:[b]	$208,764,240	$-	$	- $	208,764,240
Short Term Investments	5,603,379	-		-	5,603,379
Total Investments in Securities	$214,367,619	$-	$	- $	214,367,619

aIncludes securities determined to have no value at October 31, 2015.
bIncludes common and preferred stocks as w ell as other equity investments.
cFor detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets and liabilities for the three months ended October 31, 2015, is as follows:

												Unrealized
												Appreciation
	Balance at								Net Unrealized			(Depreciation) on
	Beginning of				Transfers	Transfers Out	Cost Basis	Net Realized	Appreciation	Balance at End		Assets Held at Period
	Period		Purchases	Sales Into Level 3[a]		of Level 3	Adjustments[b]	Gain (Loss)	(Depreciation)	of Period		End
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$8,832,000		$-	$-	$-	$-	$-	$-	$(1,024,000)	$7,808,000		$(1,024,000)
Quasi-Sovereign and Corporate Bonds	8,680,808	c	-	-	-	-	-	-	835,653	9,516,461	c	835,653
Loan Participations and Assignments	33,179,113	c	994,897	-	-	-	108,976	-	(766,785)	33,516,201	c	(766,785)
Private Limited Partnership Fund	491,049		104,031	-	-	-	-	-	(5,661)	589,419		(5,661)
Total Investments in Securities	$51,182,970		$1,098,928	$-	$-	$-	$108,976	$-	$(960,793)	$51,430,081		$(960,793)

Liabilities:
Other Financial Instruments
Unfunded Loan Commitments	$203,232		$-	$-	$-	$-	$-	$-	$(48,154)	$155,078		$(9,623)

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments:
Marine Ports & Services	$-		$-	$-	$305,234	$-	$-	$-	$(30,361)	$274,873		$(30,361)
Water Utilities	159,046		-	-	-	-	-	-	(137)	158,909		(137)
Total Investments in Securities	$159,046		$-	$-	$305,234	$-	$-	$-	$(30,498)	$433,782		$(30,498)

aThe investment w as transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2015, are as follows:

Franklin Emerging Market Debt Opportunities Fund
	Fair Value at			Amount/	Impact to Fair Value
Description	End of Period	Valuation Technique	Unobservable Inputs	Range	if Input Increases[a]
Assets:
Investments in Securities:
		Probability Weighted		$0.0 - $15.8
Quasi-Sovereign and Corporate Bonds	$9,516,461	Discounted Cash Flow	Free Cash Flow [b]	(mil)	Increase[c]
		Model	Credit spread	7.8%	Decrease

		Market Comparables	Discount for lack of marketability	20%	Decrease[d]
			Weighted average of offered
Loan Participations and Assignments	33,516,201	Consensus Pricing	quotes	54.10 - 63.58 JPY	Increase[d]
				$8.1 - $11.3
		Discounted Cash	Free Cash Flow	(mil)	Increase[c]
		Flow Model	Credit spread	8.3% - 9.9%	Decrease
All Other Investments[e]	8,397,419	f
Total	$51,430,081

Liabilities:
Other Financial Instruments
Unfunded Commitments[e]	$155,078

Franklin Global Listed Infrastructure Fund
	Fair Value at			Amount/		Impact to Fair Value
Description	End of Period	Valuation Technique	Unobservable Inputs	Range		if Input Increases[a]
Assets:
Investments in Securities:
Equity Investments:
Marine Ports & Services	$274,873	Market Approach	Last Traded Price	10.03	HKD	Increase
			Market Index Adjustment	(7.79)%		Increase[c]
			Beta Adjustment	1.08		Increase/Decrease[g]
Water Utilities	158,909	Market Approach	Last Traded Price	7.00	HKD	Increase
		Market Comparables	Discount for lack of marketability	15%		Decrease[d]
Total	$433,782

aRepresents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes probability assumptions for various outcomes from ongoing legal proceedings.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
fIncludes securities determined to have no value at October 31, 2015.
gGenerally, there are direct relationships betw een the Beta Adjustment and the Market Index Adjustment.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 28, 2015

By  /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 28, 2015